Contract Assets and Liabilities - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Revenue from performance obligations satisfied or partially satisfied in prior periods	₩ 185,515	₩ 142,144